Investment Securities (Details 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Estimated fair value	$ 445,394,000	$ 406,549,000
U.S Treasuries [Member]
Level 1 valuation	0	0
Level 2 valuation	9,814,000	7,889,000
Level 3 valuation	0	(88,700)
Estimated fair value	9,814,000	7,889,000
Mortgage-backed securities
Level 1 valuation	0	0
Level 2 valuation	273,838,000	217,152,000
Level 3 valuation	0	0
Estimated fair value	273,838,000	217,152,000
U.S. Government sponsored enterprises
Level 1 valuation	0	0
Level 2 valuation	11,539,000	14,267,000
Level 3 valuation	0	0
Estimated fair value	11,539,000	14,267,000
State and political subdivisions
Level 1 valuation	0	0
Level 2 valuation	150,203,000	167,241,000
Level 3 valuation	0	0
Estimated fair value	$ 150,203,000	$ 167,241,000